Summary of Significant Accounting Policies - Schedule of Impact of Adoption on Consolidated Statement of Balance Sh (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Assets
Accounts receivable, net	$ 763		$ 775			$ 704	$ 447
Total current assets	1,583		1,691			1,433	1,176
Other assets	123		145			93	78
Deferred tax assets, net	55		38				11
Total assets	6,124		6,017			5,616	5,344
Liabilities and Equity
Accounts payable	246		260				281
Accrued royalties	1,591		1,567			1,475	1,396
Accrued liabilities	564		492			422	423
Deferred revenue	167		180			181	208
Other current liabilities	91		286			67	34
Total current liabilities	2,732		2,819			2,457	2,373
Deferred tax liabilities, net	154		172			202	165
Other noncurrent liabilities	228		321			308	307
Total liabilities	6,409		6,286			5,786	5,664
Equity:
Accumulated deficit	(1,166)		(1,177)			(1,133)	(1,272)
Noncontrolling interest	21		20			25	14
Total equity	(285)	$ (169)	(269)	$ (120)	$ (139)	(170)	(320)	$ 308	$ 210
Total liabilities and equity	$ 6,124		6,017			5,616	5,344
Balances Without Adoption Of ASC 606
Assets
Accounts receivable, net			495				447
Total current assets			1,411				1,176
Other assets			135				78
Deferred tax assets, net			38
Total assets			5,727				5,344
Liabilities and Equity
Accounts payable			261
Accrued royalties			1,474				1,396
Accrued liabilities			493				423
Deferred revenue			216				208
Other current liabilities			259				34
Total current liabilities			2,737				2,373
Deferred tax liabilities, net			131				165
Other noncurrent liabilities			317				307
Total liabilities			6,159				5,664
Equity:
Accumulated deficit			(1,331)				(1,272)
Noncontrolling interest			11				14
Total equity			(432)				(320)
Total liabilities and equity			5,727				$ 5,344
Difference between Revenue Guidance in Effect before and after Topic 606 | Topic 606
Assets
Accounts receivable, net			280			257
Total current assets			280			257
Other assets			10			15
Deferred tax assets, net			0
Total assets			290			272
Liabilities and Equity
Accounts payable			(1)
Accrued royalties			93			79
Accrued liabilities			(1)			(1)
Deferred revenue			(36)			(27)
Other current liabilities			27			33
Total current liabilities			82			84
Deferred tax liabilities, net			41			37
Other noncurrent liabilities			4			1
Total liabilities			127			122
Equity:
Accumulated deficit			154			139
Noncontrolling interest			9			11
Total equity			163			150
Total liabilities and equity			$ 290			$ 272